Accounts Receivable (Details) - Schedule of Accounts Receivable, Net - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Accounts Receivables Net [Abstract]
Accounts receivable	$ 42,140	$ 41,697
Allowance for doubtful accounts	(42,140)	(41,697)
Total, net